New standards adopted as at September 1, 2019 (Tables)	12 Months Ended
Aug. 31, 2020
New standards adopted as at September 1, 2019
Schedule of effect of adoption of IFRS 16

The effect of adoption of IFRS 16 as at September 1, 2019 is as follows:

	August 31,	Impact of adoption	September 1,
	2019	of IFRS 16	2019
	$	$	$
Assets
Noncurrent assets
Property and equipment	507,483	(10,880)	496,603
Right-of-use assets	—	760,217	760,217
Total noncurrent assets	507,483	749,337	1,256,820
Total assets	507,483	749,337	1,256,820
Liabilities
Current liabilities
Current portion of obligation under finance lease	4,377	(4,377)	—
Current portion of lease liabilities	—	106,724	106,724
Total current liabilities	4,377	102,347	106,724
Noncurrent liabilities
Finance lease	3,839	(3,839)	—
Lease liabilities	—	650,829	650,829
Total noncurrent liabilities	3,839	646,990	650,829
Total liabilities	8,216	749,337	757,553

Schedule of lease liability recognized initial application of IFRS 16

$
Operating lease commitments as at August 31, 2019	543,300
Finance leases as at August 31, 2019	8,216
Lease payments relating to periods not included in operating lease commitments as at August 31, 2019	367,065
Effect of discounting using the weighted average incremental borrowing rate	(161,028)
Lease liability recognized as at September 1, 2019	757,553